UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Mid Cap Fund
	Schedule of Investments
	March 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 93.64%

Ball & Roller Bearings - 0.85%
3,000	RBC Bearings, Inc. *	114,690

Bituminous Coal & Lignite Surface Mining - 0.88%
2,000	Alpha Natural Resources, Inc. *	118,740

Computer & Office Equipment - 0.69%
2,500	Lexmark International, Inc. *	92,600

Computer Storage Devices - 1.89%
5,500	Sandisk Corp. *	253,495

Construction-Special Trade Contractors - 1.67%
5,500	Chicago Bridge & Iron Co. N.V.	223,630

Crude Petroleum & Natural Gas - 5.10%
5,400	Canadian Natural Resources, Ltd. (Canada)	266,922
12,000	Denbury Resources, Inc. *	292,800
3,000	Ecopetrol, SA ADR	125,010
		684,732
Electromedical & Electrotherapeutic Apparatus - 2.84%
7,000	Masimo Corp.	231,700
2,200	Varian Medical Systems, Inc. *	148,808
		380,508
Electronic Computers - 5.74%
1,600	Apple Computer, Inc. *	557,613
4,200	Teradata Corp. *	212,940
		770,553
Industrial Instruments For Measurement, Display and Control - 2.19%
3,400	Roper Industries, Inc.	293,964

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 1.66%
1,800	Polo Ralph Lauren Corp. Class-A	222,570

Metal Mining - 3.70%
3,700	Cliff's Natural Resources, Inc.	363,636
2,400	Freeport McMoran Copper, Inc.	133,320
		496,956
Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.24%
3,000	Sociedad Quimica Y Minera De Chile ADR	165,780

Miscellaneous Metal Ores - 1.25%
5,570	Cameco Corp.	167,323

Motors & Generators - 2.45%
7,500	Ametek, Inc.	329,025

Oil & Gas Field Machinery & Equipment - 3.17%
4,000	Cameron International Corp.*	228,400
2,500	Drill-Quip, Inc. *	197,575
		425,975
Oil, Gas Field Services, NEC - 2.59%
3,400	Core Laboratories NV	347,378

Orthopedic, Prosthetic, Surgical Appliances & Supplies - 3.93%
3,000	Edwards Lifesciences Corp. *	261,000
800	Intuitive Surgical, Inc. *	266,768
		527,768
Petroleum Refining - 1.54%
6,000	Repsol-YPF SA ADR	206,700

Pharmaceutical Preparations - 2.33%
2,500	Novo Nordisk (Denmark) ADR	313,075

Primary Smelting & Refining of Nonferrous Metals - 0.96%
7,585	Horsehead Holding Corp. *	129,324

Radio & TV Broadcasting & Communication - 0.87%
1,500	Loral Space & Communications, Inc. *	116,325

Radiotelephone Communications - 1.15%
1,600	Millicom International Cellular SA *	153,872

Railroads, Line-Haul Operating - 0.70%
1,200	CSX Corp.	94,320

Refrigeration & Service Industry Machinery - 1.73%
2,500	The Middleby Corp. *	232,800

Retail-Auto & Home Supply Stores - 2.95%
500	Autozone, Inc. *	136,780
4,500	O'Reilly Automotive, Inc. *	258,570
		395,350
Retail-Grocery Stores - 1.06%
3,400	Companhia Brasileira De Distribuicao N/R (Brazil)	142,562

Rubber & Plastics Footware - 2.25%
3,500	Deckers Outdoor Corp. *	301,525

Secondary Smelting & Refining of Nonferrous Metals - 0.69%
5,000	Titanium Metals Corp. *	92,900

Semiconductors & Related Devices - 6.05%
3,600	Altera Corp.	158,472
3,000	Cree, Inc. *	138,480
17,000	Micron Technology, Inc. *	194,990
7,600	Netlogic Microsystems *	319,352
		811,294
Services-Business Services, NEC - 5.42%
5,100	Akamai Technologies, Inc. *	193,800
2,500	Mercadolibre, Inc.	204,075
650	Priceline.com, Inc. *	329,186
		727,061
Services-Computer Programming - 4.64%
4,000	Patni Computer Systems Ltd.	83,400
6,000	VanceInfo Technologies, Inc. ADR *	188,460
7,000	Verisign, Inc.	253,470
6,666	Wipro Ltd. ADR	97,657
		622,987
Services-Computer Programming, Data Processing, Etc. - 4.77%
3,000	Baidu, Inc. ADR *	413,430
5,000	Red Hat, Inc. *	226,950
		640,380
Services-Educational Services - 2.16%
2,900	New Oriental Education & Technology Group, Inc. (China) ADR *	290,203

Services-Prepackaged Software - 0.17%
8,600	China Information Security Technology, Inc. (China) *	23,220

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 1.18%
2,000	Church & Dwight Co., Inc.	158,680

Special Industry Machinery, NEC - 2.66%
9,600	Novellus Systems, Inc. *	356,448

Telephone & Telegraph Apparatus - 1.42%
4,500	Adtran, Inc.	191,070

Water Transportation - 2.77%
6,500	Kirby Corp. *	372,385

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.82%
3,000	Herbalife Ltd.	244,080

Wholesale-Durable Goods - 1.74%
1,700	Grainger W.W.	234,056

Wholesale-Misc Durable Goods - 0.74%
5,500	Sims Group, Ltd. ADR	99,715

TOTAL FOR COMMON STOCKS (Cost $8,587,913) - 93.64%		$ 12,566,019

EXCHANGE TRADED FUNDS - 0.94%
900	SPDR Gold Trust *	$ 125,874

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $108,899) - 0.94%		$ 125,874

REAL ESTATE INVESTMENT TRUSTS - 2.07%
2,200	PS Business Parks, Inc.	$ 127,468
1,350	Public Storage	149,729

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $265,056) - 2.07%		$ 277,197

SHORT TERM INVESTMENTS - 0.00%
535	University Bank Savings Account (Cost $535) 2.11%**	$ 535

TOTAL INVESTMENTS (Cost $8,962,403) - 96.65%		$ 12,969,625

OTHER ASSETS LESS LIABILITIES - 3.35%		449,697

NET ASSETS - 100.00%		$ 13,419,322

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2011.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Mid Cap Fund
1. SECURITY TRANSACTIONS
At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,962,403 amounted to $4,007,222, which consisted of aggregate gross unrealized appreciation of
$4,186,291 and aggregate gross unrealized depreciation of $179,069.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,566,019	$0	$0	$12,566,019
Exchange Traded Funds	$125,874	$0	$0	$0
Real Estate Investment Trusts	$277,197	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$535	$0	$0	$535
Total	$12,969,625	$0	$0	$12,969,625

	Wise Capital Fund
	Schedule of Investments
	March 31, 2011

Shares		Value

COMMON STOCKS - 2.45%

Commercial Bank Non-US - 2.45%
156,600	Kuwait Finance House	$ 598,831

TOTAL FOR COMMON STOCKS (Cost $548,145) - 2.45%		598,831

SUKUKS - 10.83%
500,000	CBB International Sukuk, 6.247%, 6/17/2014 (Bahrain)	536,250
500,000	EIB Sukuk, 0.5925%, 06/12/2012	485,000
500,000	GE Capital Sukuk, Ltd., 3.875%, 11/26/2014 (Bermuda)	511,410
500,000	TDIC Sukuk, Ltd., 4.949%, 10/21/2014 (Kenya)	530,079
580,000	QIB Sukuk Funding, 3.865%, 10/07/2015	587,540

TOTAL FOR SUKUKS (Cost $2,628,500) - 10.83%		2,650,279

OPEN END MUTUAL FUNDS - 2.97%
65,569	Qatar Islamic Bank	726,369

TOTAL FOR MUTUAL FUNDS (Cost $716,161) - 2.97%		726,369

SHORT TERM INVESTMENTS - 27.50%
2,141,968	Gatehouse Bank Place, London 0.00% **	2,141,968
2,019,535	Kuveyt Turk Participation Bank - Monthly Divs	2,019,535
2,000,000	Kuveyt Turk Participation Bank - Annual Divs	2,000,000
563,997	Kuwait Finance House Deposit Account, 0.00% **	563,997
2,264	University Bank Savings Account 2.11% **	2,264

TOTAL SHORT-TERM INVESTMENTS (Cost $6,727,764) - 27.50%		6,727,764

TOTAL FOR INVESTMENTS (Cost $10,620,570) - 43.74%		10,703,243

OTHER ASSETS LESS LIABILITIES - 56.26%		13,764,984

NET ASSETS - 100.00%		$ 24,468,227

* Non-income producing securities during the period.
** Variable rate security; the savings account rate shown represents the yield at March 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Wise Capital Fund
1. SECURITY TRANSACTIONS
At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,620,570 amounted to $89,336, which consisted of aggregate gross unrealized appreciation of
$100,593 and aggregate gross unrealized depreciation of $11,257.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$598,831	$0	$0	$598,831
Exchange Traded Funds	$0	$0	$0	$0
Mutual Funds	$726,369	$0	$0	$0
Sukuks	$2,650,279	$0	$0	$0
Cash Equivalents	$6,727,764	$0	$0	$6,727,764
Total	$10,703,243	$0	$0	$10,703,243

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 17, 2011